OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Disclosure of maturity analysis of operating lease payments	Operating lease rentals are payable as follows:

December 31 ($ millions)	2017	2016
Less than 1 year	95	101
Between 1 and 5 years	379	383
More than 5 years	270	327
	744	811

Disclosure of operating lease revenues as lessor	Operating lease revenues are receivable as follows:

December 31 ($ millions)	2017	2016
Less than 1 year	62	61
Between 1 and 5 years	246	247
More than 5 years	702	763
	1,010	1,071